Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible assets [Abstract]
Schedule of intangible asset acquisition cost, accumulated amortization and accumulated impairment losses

	JPY (millions)
	2018	2019
Acquisition cost
As of beginning of the year	¥1,020,471	¥1,029,291
Acquisitions (Note 31)	3,256	3,105,512
Deconsolidation	(899)	(3,899)
Foreign currency translation differences	6,512	30,499
Reclassification to assets held for sale (Note 19)	(49)	—
As of end of the year	¥1,029,291	¥4,161,403

Accumulated impairment losses
As of beginning of the year	¥(897)	¥(43)
Deconsolidation	899	40
Foreign currency translation differences	(45)	3
As of end of the year	¥(43)	¥—

Carrying amount
As of beginning of the year	¥1,019,574	¥1,029,248
As of end of the year	1,029,248	4,161,403

	JPY (millions)
Acquisition cost	Software	Intangible Assets Associated with Products	Other	Total
As of April 1, 2017	¥69,154	¥1,977,596	¥23,337	¥2,070,087
Additions	16,934	32,594	1	49,529
Acquisitions through business combinations (Note 31)	—	41,764	—	41,764
Disposals and other decreases	(1,975)	(4,517)	(8)	(6,500)
Reclassification to assets held for sale (Note 19)	(158)	(2,655)	—	(2,813)
Deconsolidation	—	(2,356)	—	(2,356)
Foreign currency translation differences	830	(21,565)	(1,126)	(21,861)
As of March 31, 2018	¥84,785	¥2,020,861	¥22,204	¥2,127,850
Additions	26,188	29,857	141	56,186
Acquisitions through business combinations (Note 31)	51,722	3,910,997	—	3,962,719
Disposals and other decreases	(2,522)	(131)	(11)	(2,664)
Reclassification to assets held for sale (Note 19)	(120)	—	—	(120)
Deconsolidation	(220)	(28,794)	(4)	(29,018)
Foreign currency translation differences	404	63,581	3	63,988
As of March 31, 2019	¥160,237	¥5,996,371	¥22,333	¥6,178,941

Accumulated amortization and accumulated impairment losses
As of April 1, 2017	¥(45,011)	¥(951,122)	¥(10,917)	¥(1,007,050)
Amortization	(8,045)	(126,108)	(41)	(134,194)
Impairment losses	(88)	(19,080)	—	(19,168)
Reversal of impairment losses	—	23,057	—	23,057
Disposals and other decreases	1,242	2,397	6	3,645
Reclassification to assets held for sale (Note 19)	118	2,079	—	2,197
Deconsolidation	—	2,356	—	2,356
Foreign currency translation differences	13	15,557	1	15,571
As of March 31, 2018	¥(51,771)	¥(1,050,864)	¥(10,951)	¥(1,113,586)
Amortization	(13,774)	(194,727)	(61)	(208,562)
Impairment losses	(53)	(8,645)	—	(8,698)
Disposals and other decreases	2,388	22	6	2,416
Reclassification to assets held for sale (Note 19)	59	—	—	59
Deconsolidation	153	17,888	4	18,045
Foreign currency translation differences	55	(8,325)	23	(8,247)
As of March 31, 2019	¥(62,943)	¥(1,244,651)	¥(10,979)	¥(1,318,573)

Carrying amount
As of April 1, 2017	¥24,143	¥1,026,474	¥12,420	¥1,063,037
As of March 31, 2018	33,014	969,997	11,253	1,014,264
As of March 31, 2019	97,294	4,751,720	11,354	4,860,368

Schedule of intangible assets associated with products
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed Products	In-Process R&D	Carrying amount
As of April 1, 2017	¥645,449	¥381,025	¥1,026,474
As of March 31, 2018	698,329	271,668	969,997
As of March 31, 2019	4,248,285	503,435	4,751,720

Schedule of significant assumptions used to calculate the recoverable amount (value in use)
The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

	Discount Rate (Post-tax)	Discount Rate (Pre-tax)
March 31, 2017	5.7% - 13.5%	8.3% - 16.9%
March 31, 2018	6.5% - 14.4%	9.4% - 18.5%
March 31, 2019	11.0%	14.2%